REAL ESTATE INVENTORY (Tables)	12 Months Ended
Jun. 30, 2025
REAL ESTATE INVENTORY
Schedule of real estate inventory

Real estate inventory consisted of the following as of June 30, 2025 and 2024 (in thousands):

	June 30,
	2025	2024
Real estate, including land	¥8,800,383	¥8,766,600
Construction in progress	1,334,356	501,225
Real estate inventory	¥10,134,739	¥9,267,825